Ropes & Gray
One International Place
Boston, Massachusetts  02110-2624
(617) 951-7000
Fax (617) 951-7050

Writer's Direct Dial Number:   (617) 951-7013


April 4, 2002


ELECTRONIC SUBMISSION - VIA EDGAR
---------------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:  The AllianceBernstein Trust (the "Trust")
             (File Nos. 333-51938 and 811-10221)
           The AllianceBernstein Value Fund
           The AllianceBernstein Small Cap Value Fund
           The AllianceBernstein International Value Fund
           The AllianceBernstein Global Value Fund

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Trust that the form of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, which was filed by electronic transmission on March 29, 2002.

Please direct any questions you may have with respect to this filing to me at the number indicated above or, in my absence, to John McGinty (617-951-7569) of this office.

                                            Very truly yours,

                                            KEVIN B. ACKLIN

                                            Kevin B. Acklin

cc:   Andrew L. Gangolf, Esq.
      Brian D. McCabe, Esq.
      John B. McGinty, Jr., Esq.